Employee benefits and share-based payments	12 Months Ended
Jun. 30, 2018
Employee Benefits And Share-based Payments
Employee benefits and share-based payments

30. Employee benefits and share-based payments

Incentive Plan

The Group has an equity incentive plan, created in September 30, 2011, which aims at certain selected employees, directors and top management of the Company, IRSA and IRSA CP (the “Participants”). Participation in the plan is voluntary and employees are invited to participate by the Board.

Under the Incentive Plan, entitle the Participants to receive shares ("Contributions") of the Company and IRSA, based on a percentage of their annual bonus for the years 2011, 2012 and 2013, providing they remain as employees of the Company for at least five years, among other conditions, required to qualify such Contributions (except in case of disability or death, where there is no time limit). Contributions shall be held by the Company and IRSA, and as the conditions established by the Plan are verified, such contributions shall be transferred to the Participants only when the employees retire from the Company. In spite of this, the economic rights of the shares in the portfolio assigned to said participants will be received by them.

As of June 30, 2018, 2017 and 2016, a reserve has been set up under Shareholders’ equity as a result of this Incentive Plan for Ps. 114, Ps. 113 and Ps. 102, respectively, based on the market value of the shares to be granted pertaining to the Group’s contributions, proportionately to the period already elapsed for the vesting of shares in the Incentive Plan and adjusted for the probability that any beneficiary leaves the Group before the term and/or the conditions required to qualify for the benefits of said plan are met at each fiscal year-end.

For the fiscal years ended June 30, 2018, 2017 and 2016, the Group has incurred a charge related to the Incentive Plan of Ps. 11.5, Ps. 18.4 and Ps. 25.1, respectively. As of June 30, 2018, total cost was recorded considering that the vesting period has elapsed. The total cost not recognized as of June 30, 2017 and 2016 was Ps. 8.1 and Ps. 27.3, respectively.

During the fiscal years ended June 30, 2018, 2017 and 2016, the Group granted 0.34, 0.4 and 1 million shares, respectively, corresponding to the Participants’ Contributions.

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows

	06.30.18	06.30.17	06.30.16
At the beginning	5,834,676	6,324,737	7,613,638
Granted	(349,482)	(443,839)	(1,028,766)
Disposals	-	(46,222)	(260,135)
At the end	5,485,194	5,834,676	6,324,737

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was Ps. 23.5 per share of IRSA and Ps. 16.45 per share of Cresud. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers from Argentina. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

 (i) ordinary retirement in accordance with applicable labor regulations;

(ii) total or permanent incapacity or disability;

(iii) death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years.

Contributions made by the Group under the Plan amount to Ps. 32 and Ps. 21 for the fiscal years ended June 30, 2018 and 2017, respectively.

 Share base plans associated with certain key members of the management - Israel

 DIC and Cellcom have granted an options benefit plans to key management personnel. For the years ended June 30, 2018, 2017 and 2016, the Group has incurred an expense in relation to said benefit plans of Ps. 40.6, Ps. 15.9 and Ps. 21.3, respectively.

 The following table shows the detail of the options pending at year-end:

	DIC	Cellcom
Exercise price range of outstanding options	NIS 2.92-8	NIS 25.65-51.48
Average price of outstanding options	NIS 6.46	NIS 28.3
Amount of outstanding options	4,745,090	918,665
Average remaining useful life	4.75 years	1.61 years

The fair value of the options was calculated according to the Black-Scholes method, which included assumptions such as the value of the share at the date of granting the plan, expected volatility, expected life of the option or the risk-free rate.

 Employee benefits - Israel

 Benefits to hired employees include post-employment benefits, retirement benefits, share-based plans and other short and long-term benefits. The Group’s liabilities in relation to severance pay and/or retirement benefits of Israeli employees are calculated in accordance with Israeli laws.

	June 30, 2018	June 30, 2017	June 30, 2016
Present value of unfunded obligations	316	673	572
Present value of funded obligations	371	1,789	1,070
Total present value of defined benefits obligations (post-employment)	687	2,462	1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of employee benefits	-	-	(4)
Net position from employee benefits	110	763	685

Stock option plan – Brasilagro

On August 11, 2010, the Board of Directors approved the creation of the Stock Option Program, authorizing the Company’s Board to grant stock options to the beneficiaries then elected. The Plan established the beneficiaries, the number of shares that each one may acquire upon exercise of the options, the exercise price per share to be paid in cash by the beneficiaries and the conditions of options.

The stock options to be granted according to the Plan may grant rights on the number of shares no greater, at any time, than the maximum and cumulative amount of 2% of Company shares, respecting the minimum price of the average quote of Brasilagro shares on the São Paulo Stock Exchange (BOVESPA), weighted by the volume of trading on the last thirty floors prior to the option grant.

The following table shows the changes in the stock option plan:

	Second tranche	Third tranche	Total
Valid as of July 1, 2017	109,054	109,054	109,054
Exercised	(109,054)	(109,054)	(109,054)
Exercises as of June 30, 2018	-	-	-

On September 27, 2017, the Company received notice of the exercise of all the stock options under the Second and Third Program, totaling 109,054 stock options at the exercise price of Ps. 42.28 per share, and 109,054 purchase options at the exercise price of Ps. 43.67 per shares, corresponding to the total amount of Ps. 9,373.

 Consequent to the notice of exercise of stock options by the beneficiary, the Company transferred to the beneficiary the number of shares equivalent to the number of options informed, as applicable, and the shares to be transferred by the Company are currently held in treasury. The beneficiary, in turn, paid the exercise price in cash after the transfer of shares.

 Employee long-term incentive - Brasilagro

 On October 2, 2017, the Shareholders approved the creation of the Long Term Incentive Plan based on Shares (or "ILPA Plan"). By the terms of the ILPA Plan, participants will be entitled to receive a number of shares if they remain in the Company during certain period of time and comply with certain key performance indicators ("KPIs"). The terms of the ILPA Plan determine that the Board of Directors will have broad powers to implement the ILPA Plan and take all necessary measures for its implementation.

 The shares to be granted under the ILPA Plan may not exceed at any time the maximum and cumulative amount of 2% of the shares issued by the Company.

 The first award of incentives was approved by the Board of Directors on June 18, 2018, the date on which the First ILPA Program was approved and the beneficiaries, the number of shares to be delivered, the vesting period and the KPIs to be reached were defined.

 The vesting period for the first ILPA Program is between October 2, 2017 and October 2, 2019 and the participants were selected among those who acted as company’s employees at the beginning of the vesting period considering their position in the company and its related remuneration as of that date.

 Certain KPIs must be achieved for shares to be delivered to participants, in addition to remain in the Company until the end of the vesting period. One of the KPIs is to reach a certain percentage of valuation in the price of AGRO3 shares during the vesting period: If this percentage is not reached, the participants will not be entitled to receive any share. In the event that the KPI for the valuation of the shares is fulfilled, the number of shares to be delivered will vary in 3 ranges depending on the level of achievement of another 3 KPI, in addition to being adjusted by the dividends per share distributed during the vesting period, as well as an increase in a fixed amount if the value of the share is above the floor value.

 The fair value of the benefit was estimated at Ps. 65.87. In the initial measurement of the fair value of the benefit, the price of the AGRO3 per share was considered on the date of granting and the probable quotation of the share price is projected at the end of the vesting period based on the past performance of the price per share in a period of 1 year and 4 months (compatible with the period between the granting in June 2018 and the end of the vesting period in October 2018). Considering the volatility of the AGRO3 share, the probability of the price per share at the end of the vesting period was determined to reach the value necessary to comply with the KPI.

 The maximum number of shares to be issued is 447,127 (granted on June 18, 2018 and available on June 30, 2018). During the period, there were no cancellations or shares issued to the beneficiaries and the amount of shares will be adjusted by the dividends per share distributed during the vesting period.

 To determine the number of shares and the amount of the remuneration expense, the Company determines for each year the estimated amount of shares to be delivered based on its best estimate of the amount of each of the 3 KPIs which do not depend on the price of the shares and the dividends to be paid in the same vesting period. The amount of the expense is adjusted based on said estimate and the effects recognized prospectively. The estimated expense is recognized as of the granting in June 2018 ratably during the vesting period between October 2, 2017 and October 2, 2019. For the year ended June 30, 2018 an amount of Ps. 6,203 was recorded as an expense.